Property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of period	€ 30,204
Balance, before reclassification as held for sale		€ 30,204
Property, plant and equipment at end of period	28,325	30,204
Land and buildings
Reconciliation of property, plant and equipment
Balance, before reclassification as held for sale		1,125
Property, plant and equipment at end of period	1,060
Assets held under finance leases	3	3
Net book value of assets recognised in the course of construction	€ 15	10
Freehold buildings | Minimum
Property, plant and equipment
Useful life	25 years
Freehold buildings | Maximum
Property, plant and equipment
Useful life	50 years
Equipment, fixtures and fittings
Reconciliation of property, plant and equipment
Balance, before reclassification as held for sale		29,079
Property, plant and equipment at end of period	€ 27,265
Assets held under finance leases	681	608
Net book value of assets recognised in the course of construction	€ 1,224	1,234
Network infrastructure and other | Minimum
Property, plant and equipment
Useful life	1 year
Network infrastructure and other | Maximum
Property, plant and equipment
Useful life	35 years
Cost
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of period	€ 70,470	69,331
Exchange movements	(1,453)	(1,821)
Arising on acquisition		7
Additions	5,057	5,288
Disposals	2,814	2,616
Decrease through loss of control of subsidiary, property, plant and equipment	552
Other	49	281
Balance, before reclassification as held for sale			€ 76,879
Reclassification as held for sale		(7,548)
Property, plant and equipment at end of period	70,757	70,470
Cost | Land and buildings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of period	2,266	2,290
Exchange movements	(38)	(42)
Additions	88	104
Disposals	94	94
Other	3	8
Balance, before reclassification as held for sale			2,393
Reclassification as held for sale		(103)
Property, plant and equipment at end of period	2,225	2,266
Cost | Equipment, fixtures and fittings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of period	68,204	67,041
Exchange movements	(1,415)	(1,779)
Arising on acquisition		7
Additions	4,969	5,184
Disposals	2,720	2,522
Decrease through loss of control of subsidiary, property, plant and equipment	552
Other	46	273
Balance, before reclassification as held for sale			74,486
Reclassification as held for sale		(7,445)
Property, plant and equipment at end of period	68,532	68,204
Accumulated impairment losses and amortisation
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of period	(40,266)	(37,516)
Exchange movements	(833)	(1,102)
Charge for the year	6,010	6,265
Disposals	(2,758)	(2,543)
Decrease through loss of control of subsidiary, property, plant and equipment	(287)
Other	34	130
Balance, before reclassification as held for sale			41,364
Reclassification as held for sale			(3,848)
Property, plant and equipment at end of period	(42,432)	(40,266)
Accumulated impairment losses and amortisation | Land and buildings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of period	(1,141)	(1,105)
Exchange movements	(17)	(15)
Charge for the year	123	139
Disposals	(83)	(89)
Other	1	1
Balance, before reclassification as held for sale			1,141
Reclassification as held for sale			(36)
Property, plant and equipment at end of period	(1,165)	(1,141)
Accumulated impairment losses and amortisation | Equipment, fixtures and fittings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of period	(39,125)	(36,411)
Exchange movements	(816)	(1,087)
Charge for the year	5,887	6,126
Disposals	(2,675)	(2,454)
Decrease through loss of control of subsidiary, property, plant and equipment	(287)
Other	33	129
Balance, before reclassification as held for sale			40,223
Reclassification as held for sale			€ (3,812)
Property, plant and equipment at end of period	€ (41,267)	€ (39,125)